Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Statement of Other Comprehensive Income [Abstract]
Net income	$ 1,932	$ 825	$ 5,399	$ 2,408
Other comprehensive income:
Change in unrealized gains/losses on investments, and mortgage backed securities (“MBS”) available for sale, excluding non-credit loss on impairment of securities	693	2,369	(6,070)	1,929
Realized net losses (gains) reclassified from other comprehensive income	(180)	0	(384)	(585)
Non-credit loss on impairment on available-for-sale debt securities	0	34	63	350
Less deferred income tax benefit (provision) on securities	203	(951)	2,531	(671)
Change in fair value of qualifying cash flow hedge, net of tax	0	0	0	330
Net other comprehensive income (loss)	716	1,452	(3,860)	1,353
Comprehensive income (loss)	$ 2,648	$ 2,277	$ 1,539	$ 3,761